Vessels, Net And Other Fixed Assets, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Sale Price	$ 35,373,227
Loss on Sale of Vessels	14,782,934
Box Hong Kong [Member]
Property, Plant and Equipment [Line Items]
Sale Price	6,275,462
Loss on Sale of Vessels	$ 767,039
Delivery Date	Aug. 09, 2016
Box China [Member]
Property, Plant and Equipment [Line Items]
Sale Price	$ 6,278,592
Loss on Sale of Vessels	$ 804,676
Delivery Date	Aug. 11, 2016
Box Emma [Member]
Property, Plant and Equipment [Line Items]
Sale Price	$ 5,461,954
Loss on Sale of Vessels	$ 3,930,277
Delivery Date	Sep. 22, 2016
Box Queen [Member]
Property, Plant and Equipment [Line Items]
Sale Price	$ 5,927,866
Loss on Sale of Vessels	$ 2,501,509
Delivery Date	Oct. 31, 2016
Box Marlin [Member]
Property, Plant and Equipment [Line Items]
Sale Price	$ 5,718,140
Loss on Sale of Vessels	$ 3,399,675
Delivery Date	Dec. 09, 2016
Box Kingfish [Member]
Property, Plant and Equipment [Line Items]
Sale Price	$ 5,711,213
Loss on Sale of Vessels	$ 3,379,758
Delivery Date	Dec. 13, 2016